UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Automobiles & Components — 0.7%
151,700	Ford Motor Co.*	$1,906,869
12,400	Gentex Corp.	240,808
4,600	TRW Automotive Holdings Corp.*	131,468

		2,279,145

Banks — 3.3%
41,500	BB&T Corp.	1,344,199
43,700	New York Community Bancorp, Inc.	722,798
16,300	PNC Financial Services Group, Inc.	973,110
44,300	U.S. Bancorp	1,146,484
39,800	Valley National Bancorp	611,726
195,600	Wells Fargo & Co.	6,087,072

		10,885,389

Capital Goods — 8.1%
16,900	3M Co.	1,412,333
41,750	Caterpillar, Inc.(a)	2,623,987
19,600	Eaton Corp.	1,485,092
32,500	Emerson Electric Co.	1,636,050
369,250	General Electric Co.(a)	6,720,350
21,200	Illinois Tool Works, Inc.	1,004,032
9,300	Joy Global, Inc.	526,380
21,900	Lockheed Martin Corp.	1,822,518
29,050	The Boeing Co.	2,109,321
97,600	TransDigm Group, Inc.	5,176,704
26,850	United Technologies Corp.	1,976,428

		26,493,195

Commercial & Professional Services — 1.2%
90,900	Pitney Bowes, Inc.	2,222,505
84,100	R.R. Donnelley & Sons Co.	1,795,535

		4,018,040

Consumer Durables & Apparel — 1.5%
48,700	D.R. Horton, Inc.	613,620
8,300	KB HOME	139,025
76,600	Leggett & Platt, Inc.	1,657,624
9,300	M.D.C. Holdings, Inc.	321,873
27,700	VF Corp.	2,220,155

		4,952,297

Consumer Services — 0.4%
32,700	Brinker International, Inc.	630,456
20,300	Las Vegas Sands Corp.*	429,345
10,500	MGM Mirage*	126,000
5,600	Royal Caribbean Cruises Ltd.*	184,744

		1,370,545

Diversified Financials — 7.8%
471,381	Bank of America Corp.	8,414,151
53,000	Capital One Financial Corp.	2,194,730
806,600	Citigroup, Inc.*	3,266,730
143,900	Federated Investors, Inc. Class B	3,796,082
16,200	Franklin Resources, Inc.	1,796,580
69,900	Morgan Stanley	2,047,371
99,700	NYSE Euronext	2,952,117
27,000	State Street Corp.	1,218,780

		25,686,541

Energy — 10.9%
2,500	Alpha Natural Resources, Inc.*	124,725

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
6,100	Arch Coal, Inc.	$139,385
114,300	Chevron Corp.(a)(b)	8,667,369
95,650	ConocoPhillips	4,894,410
22,400	Consol Energy, Inc.	955,584
45,100	Diamond Offshore Drilling, Inc.	4,005,331
7,300	EXCO Resources, Inc.	134,174
130,600	Exxon Mobil Corp.(a)	8,747,588
65,600	Marathon Oil Corp.	2,075,584
25,700	Occidental Petroleum Corp.	2,172,678
38,600	Schlumberger Ltd.	2,449,556
76,100	Valero Energy Corp.	1,499,170

		35,865,554

Food & Staples Retailing — 1.5%
34,500	Walgreen Co.	1,279,605
62,900	Wal-Mart Stores, Inc.	3,497,240

		4,776,845

Food, Beverage & Tobacco — 4.6%
198,250	Altria Group, Inc.(a)	4,068,090
74,500	PepsiCo, Inc.	4,928,920
108,550	The Coca-Cola Co.	5,970,250

		14,967,260

Health Care Equipment & Services — 1.8%
71,700	Medtronic, Inc.	3,228,651
50,250	UnitedHealth Group, Inc.	1,641,667
16,400	WellPoint, Inc.*	1,055,832

		5,926,150

Household & Personal Products — 3.2%
60,200	Kimberly-Clark Corp.	3,785,376
105,200	The Procter & Gamble Co.	6,656,004

		10,441,380

Insurance — 3.9%
37,900	Aflac, Inc.	2,057,591
18,300	Arthur J. Gallagher & Co.	449,265
37,425	Berkshire Hathaway, Inc. Class B*	3,041,530
91,800	Cincinnati Financial Corp.	2,653,020
18,300	Fidelity National Financial, Inc. Class A	271,206
34,900	Hartford Financial Services Group, Inc.	991,858
15,600	Mercury General Corp.	682,032
13,200	MetLife, Inc.	572,088
83,100	Old Republic International Corp.	1,053,708
19,600	Principal Financial Group, Inc.	572,516
14,200	Protective Life Corp.	312,258
4,100	Unitrin, Inc.	115,005

		12,772,077

Materials — 4.7%
148,700	E.I. du Pont de Nemours & Co.(a)	5,537,588
15,900	Freeport-McMoRan Copper & Gold, Inc.	1,328,286
33,900	MeadWestvaco Corp.	866,145
13,900	Monsanto Co.	992,738
15,100	Newmont Mining Corp.	769,043
45,700	Nucor Corp.	2,073,866
11,900	PPG Industries, Inc.	778,260
67,000	Southern Copper Corp.	2,121,890

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
36,600	The Dow Chemical Co.	$1,082,262

		15,550,078

Media — 3.0%
55,100	CBS Corp. Class B	768,094
161,900	Comcast Corp. Class A	3,046,958
158,700	News Corp. Class A	2,286,867
45,200	News Corp. Class B	768,852
7,550	The McClatchy Co. Class A*	37,071
87,500	The Walt Disney Co.	3,054,656

		9,962,498

Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
59,500	Abbott Laboratories	3,134,460
19,000	Amgen, Inc.*	1,135,440
80,550	Bristol-Myers Squibb Co.(a)	2,150,685
193,100	Eli Lilly & Co.	6,994,082
16,900	Gilead Sciences, Inc.*	768,612
60,100	Johnson & Johnson(a)	3,918,520
135,050	Merck & Co., Inc.	5,044,118
286,600	Pfizer, Inc.(a)(b)	4,915,190
7,100	Pharmaceutical Product Development, Inc.	168,625

		28,229,732

Real Estate — 1.0%
2,000	Alexandria Real Estate Equities, Inc. (REIT)	135,200
14,200	Brandywine Realty Trust (REIT)	173,396
34,800	Duke Realty Corp. (REIT)	431,535
1,700	Jones Lang LaSalle, Inc.	123,913
3,300	Regency Centers Corp. (REIT)	123,651
25,793	Simon Property Group, Inc. (REIT)	2,164,033
6,800	Taubman Centers, Inc. (REIT)	271,456
135	The Macerich Co. (REIT)	5,169

		3,428,353

Retailing — 2.3%
12,600	Amazon.com, Inc.*	1,710,198
16,900	American Eagle Outfitters, Inc.	312,988
12,400	Barnes & Noble, Inc.	268,088
44,300	J.C. Penney Co., Inc.	1,425,131
36,900	Target Corp.	1,940,940
47,400	The Home Depot, Inc.	1,533,390
11,700	Williams-Sonoma, Inc.	307,593

		7,498,328

Semiconductors & Semiconductor Equipment — 2.9%
107,200	Intersil Corp. Class A	1,582,272
9,800	Marvell Technology Group Ltd.*	199,724
132,200	Maxim Integrated Products, Inc.	2,563,358
185,800	Microchip Technology, Inc.	5,232,128

		9,577,482

Software & Services — 5.3%
72,100	Automatic Data Processing, Inc.	3,206,287
10,600	Broadridge Financial Solutions, Inc.	226,628

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
7,600	Google, Inc. Class A*	$4,309,276
267,450	Microsoft Corp.(a)	7,828,261
200	VeriFone Holdings, Inc.*	4,042
16,400	Visa, Inc. Class A	1,492,892
5,800	VMware, Inc. Class A*	309,140

		17,376,526

Technology Hardware & Equipment — 8.4%
32,900	Apple, Inc.*	7,729,197
142,400	Cisco Systems, Inc.*	3,706,672
5,300	CommScope, Inc.*	148,506
6,500	Diebold, Inc.	206,440
66,800	Hewlett-Packard Co.	3,550,420
52,300	International Business Machines Corp.	6,707,475
61,500	Molex, Inc.	1,282,890
33,100	Molex, Inc. Class A	584,215
76,800	QUALCOMM, Inc.	3,224,832
19,800	Seagate Technology*	361,548

		27,502,195

Telecommunication Services — 4.7%
221,728	AT&T, Inc.(a)(b)	5,729,452
26,000	CenturyTel, Inc.	921,960
535,200	Frontier Communications Corp.	3,981,888
129,000	Verizon Communications, Inc.	4,001,580
57,400	Windstream Corp.	625,086

		15,259,966

Transportation — 1.8%
19,900	Norfolk Southern Corp.	1,112,211
72,750	United Parcel Service, Inc. Class B	4,685,828

		5,798,039

Utilities — 5.1%
40,100	Ameren Corp.	1,045,808
76,500	Consolidated Edison, Inc.	3,407,310
218,550	Duke Energy Corp.	3,566,736
2,700	Oneok, Inc.	123,255
110,200	Progress Energy, Inc.	4,337,472
128,300	Southern Co.	4,254,428

		16,735,009

TOTAL COMMON STOCKS		$317,352,624

Shares	Rate	Value
Short-term Investment(c) — 4.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
13,957,432	0.031%	$13,957,432

TOTAL INVESTMENTS — 101.0%		$331,310,056

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(3,314,324)

NET ASSETS — 100.0%		$327,995,732

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

* Non-income producing security.
(a) A portion of this security is held as collateral for call options written.
(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of	Expiration	Current	Unrealized
Type	Contracts Long	Date	Value	Gain (Loss)

S&P 500 E-mini Index	148	June 2010	$8,622,480	$144,374

WRITTEN OPTIONS — For the period ended March 31, 2010, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2009	937	$2,958,465

Contracts written	1,231	3,544,049
Contracts bought to close	(937)	(2,958,465)

Contracts Outstanding March 31, 2010	1,231	$3,544,049

At March 31, 2010, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S&P 500 Index
(Premiums Received $3,544,049)	1,231	$1,175	June 2010	$(3,969,975)

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$320,669,715

Gross unrealized gain	21,603,403
Gross unrealized loss	(10,963,062)

Net unrealized security gain	$10,640,341

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 95.0%
Australia — 8.3%
32,601	Amcor Ltd. (Materials)	$191,053
30,563	Australia & New Zealand Banking Group Ltd. (Banks)	710,359
46,838	BHP Billiton Ltd. (Materials)	1,878,754
45,497	BlueScope Steel Ltd. (Materials)*	121,306
29,414	CFS Retail Property Trust (REIT)	50,549
19,890	Commonwealth Bank of Australia (Banks)	1,025,787
11,486	Foster’s Group Ltd. (Food, Beverage & Tobacco)	55,684
269,940	Goodman Group (REIT)	161,774
80,320	Incitec Pivot Ltd. (Materials)	255,172
1,169	Leighton Holdings Ltd. (Capital Goods)	41,754
4,345	Lend Lease Corp. Ltd. (Real Estate)	34,497
156,568	MAp Group (Transportation)	443,426
223,714	Metcash Ltd. (Food & Staples Retailing)	849,133
54,492	Mirvac Group (REIT)	73,623
86,143	National Australia Bank Ltd. (Banks)	2,173,479
199,968	OneSteel Ltd. (Materials)	715,069
5,705	Origin Energy Ltd. (Energy)	86,595
5,107	QBE Insurance Group Ltd. (Insurance)	97,493
19,050	Sonic Healthcare Ltd. (Health Care Equipment & Services)	251,090
179,307	SP AusNet (Utilities)	148,752
29,938	Stockland (REIT)	109,366
3,162	Suncorp-Metway Ltd. (Insurance)	24,746
103,823	Tatts Group Ltd. (Consumer Services)	234,208
166,354	Telstra Corp. Ltd. (Telecommunication Services)	456,132
7,400	Wesfarmers Ltd. (Food & Staples Retailing)	215,626
27,961	Westfield Group (REIT)	308,971
27,974	Westpac Banking Corp. (Banks)	713,674
5,548	Woodside Petroleum Ltd. (Energy)	238,759
18,107	WorleyParsons Ltd. (Energy)	422,574

		12,089,405

Austria — 0.3%
1,596	Raiffeisen International Bank Holding AG (Banks)	75,818
7,817	Telekom Austria AG (Telecommunication Services)	109,298
6,513	Voestalpine AG (Materials)	262,595

		447,711

Belgium — 0.6%
4,413	Belgacom SA (Telecommunication Services)	172,359
12,048	Fortis (Insurance)*	42,655
10,392	Mobistar SA (Telecommunication Services)	639,563

		854,577

Bermuda — 1.0%
59,700	Seadrill Ltd. (Energy)	1,397,125

Shares	Description	Value
Common Stocks — (continued)
China — 0.0%
24,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	$25,270

Denmark — 0.4%
942	Carlsberg A/S Class B (Food, Beverage & Tobacco)	78,973
7,998	Danske Bank A/S (Banks)*	196,248
7,367	H Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)	138,262
2,245	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	173,304

		586,787

Finland — 1.4%
6,986	Kesko Oyj Class B (Food & Staples Retailing)	274,977
3,154	Nokia Oyj (Technology Hardware & Equipment)	49,152
33,999	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	751,170
21,135	Rautaruukki Oyj (Materials)(a)	456,872
6,443	UPM-Kymmene Oyj (Materials)	85,434
6,796	Wartsila Oyj (Capital Goods)	344,122

		1,961,727

France — 9.8%
894	Accor SA (Consumer Services)	49,470
48,941	AXA SA (Insurance)(a)	1,085,748
7,842	BNP Paribas (Banks)(a)	601,063
8,770	Cap Gemini SA (Software & Services)	431,189
5,325	Casino Guichard Perrachon SA (Food & Staples Retailing)	450,041
509	Christian Dior SA (Consumer Durables & Apparel)	54,260
7,845	Compagnie de Saint-Gobain (Capital Goods)	376,745
1,755	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	129,254
10,889	Credit Agricole SA (Banks)	190,209
945	Danone (Food, Beverage & Tobacco)	56,914
42,768	France Telecom SA (Telecommunication Services)(a)	1,024,409
3,175	Klepierre (REIT)	124,400
11,398	Lafarge SA (Materials)	800,624
572	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	66,821
20,998	Neopost SA (Technology Hardware & Equipment)(a)	1,677,993
1,155	Renault SA (Automobiles & Components)*	53,964
29,146	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	2,175,117
14,269	Schneider Electric SA (Capital Goods)(a)	1,667,041
8,191	Societe Generale (Banks)	514,064
14,163	Total SA (Energy)(b)	821,991
256	Unibail-Rodamco SE (REIT)	51,827

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
1,677	Vallourec SA (Capital Goods)	$338,403
53,002	Vivendi SA (Media)(a)	1,417,302

		14,158,849

Germany — 7.2%
495	Allianz SE (Registered) (Insurance)	61,953
26,769	BASF SE (Materials)(a)	1,656,937
18,168	Daimler AG (Registered) (Automobiles & Components)(a)(b)	853,910
3,077	Deutsche Boerse AG (Diversified Financials)	227,661
84,257	Deutsche Lufthansa AG (Registered) (Transportation)(a)	1,396,520
21,889	Deutsche Post AG (Registered) (Transportation)	379,111
116,659	Deutsche Telekom AG (Registered) (Telecommunication Services)	1,576,494
16,806	E.ON AG (Utilities)	621,328
647	Fresenius SE (Health Care Equipment & Services)	48,167
1,724	Fresenius SE Preference Shares (Health Care Equipment & Services)	130,194
24,206	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*	167,637
9,283	K+S AG (Materials)	562,524
9,764	RWE AG (Utilities)	866,185
11,441	RWE AG Preference Shares (Utilities)(a)	940,996
1,389	Siemens AG (Registered) (Capital Goods)	138,785
5,632	Suedzucker AG (Food, Beverage & Tobacco)	124,142
16,278	ThyssenKrupp AG (Materials)(a)	558,173
814	Volkswagen AG (Automobiles & Components)	78,670
647	Volkswagen AG Preference Shares (Automobiles & Components)	59,299

		10,448,686

Greece — 0.8%
19,659	Hellenic Petroleum SA (Energy)	225,387
6,811	Hellenic Telecommunications Organization SA (Telecommunication Services)	84,650
34,713	OPAP SA (Consumer Services)	788,869

		1,098,906

Hong Kong — 2.3%
1,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	14,184
45,500	BOC Hong Kong (Holdings) Ltd. (Banks)	108,262
3,000	Cathay Pacific Airways Ltd. (Transportation)*	6,311
20,000	Cheung Kong Holdings Ltd. (Real Estate)	257,181
36,000	CLP Holdings Ltd. (Utilities)	257,305

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
26,509	Esprit Holdings Ltd. (Retailing)	$208,921
1,000	Hang Lung Group Ltd. (Real Estate)	5,297
12,000	Hang Lung Properties Ltd. (Real Estate)	48,284
14,300	Hang Seng Bank Ltd. (Banks)	198,968
15,000	Henderson Land Development Co. Ltd. (Real Estate)	105,443
63,000	Hong Kong & China Gas Co. Ltd. (Utilities)	156,966
400	Hong Kong Aircraft Engineering Co. Ltd. (Transportation)	5,047
13,500	Hong Kong Electric Holdings Ltd. (Utilities)	80,069
14,300	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	238,122
2,000	Hopewell Holdings Ltd. (Real Estate)	5,919
29,000	Hutchison Whampoa Ltd. (Capital Goods)	211,796
9,500	Kerry Properties Ltd. (Real Estate)	50,881
18,000	Li & Fung Ltd. (Retailing)	88,523
28,500	MTR Corp. Ltd. (Transportation)	107,809
56,000	New World Development Ltd. (Real Estate)	109,353
18,215	Noble Group Ltd. (Capital Goods)	39,770
3,500	Orient Overseas International Ltd. (Transportation)	25,900
20,800	Sands China Ltd. (Consumer Services)*	33,058
20,000	Shangri-La Asia Ltd. (Consumer Services)	39,200
86,000	Sino Land Co. Ltd. (Real Estate)	168,103
25,000	Sun Hung Kai Properties Ltd. (Real Estate)	375,150
11,500	Swire Pacific Ltd. Class A (Real Estate)	138,227
2,000	Television Broadcasts Ltd. (Media)	9,682
14,020	The Bank of East Asia Ltd. (Banks)	51,483
31,173	The Link Real Estate Investment Trust (REIT)	76,811
9,000	Wharf Holdings Ltd. (Real Estate)	50,636
7,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	26,081

		3,298,742

Italy — 3.7%
296,429	Enel SpA (Utilities)	1,656,723
57,889	Eni SpA (Energy)(a)	1,357,855
695,332	Parmalat SpA (Food, Beverage & Tobacco)	1,904,701
120,803	Telecom Italia SpA (Telecommunication Services)	136,273
113,009	UniCredit SpA (Banks)*	333,212

		5,388,764

Japan — 21.0%
21,100	AEON Credit Service Co. Ltd. (Diversified Financials)	250,814
64,000	Asahi Glass Co. Ltd. (Capital Goods)	721,870
20,700	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	159,505
44,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	595,153

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
43,000	Daiwa Securities Group, Inc. (Diversified Financials)	$226,639
61,000	Dowa Holdings Co. Ltd. (Materials)	367,836
13,600	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	484,947
25,000	Fujitsu Ltd. (Technology Hardware & Equipment)	164,119
76,200	Honda Motor Co. Ltd. (Automobiles & Components)	2,685,950
2,200	Ito En Ltd. (Food, Beverage & Tobacco)	34,096
131,000	ITOCHU Corp. (Capital Goods)	1,149,810
1,600	ITOCHU Techno-Solutions Corp. (Software & Services)	52,578
42	Japan Prime Realty Investment Corp. (REIT)	93,529
53	Japan Retail Fund Investment Corp. (REIT)	62,474
53	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	197,311
26,000	Kajima Corp. (Capital Goods)	63,795
12,000	Kubota Corp. (Capital Goods)	109,563
26,700	Kyushu Electric Power Co., Inc. (Utilities)	581,619
9,900	Lawson, Inc. (Food & Staples Retailing)	422,786
27,100	Marui Group Co. Ltd. (Retailing)	196,590
101,000	Mazda Motor Corp. (Automobiles & Components)	284,875
1,000	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	38,805
22,600	Mitsubishi Corp. (Capital Goods)	593,470
6,000	Mitsubishi Estate Co. Ltd. (Real Estate)	98,333
27,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	67,392
3,000	Mitsui Fudosan Co. Ltd. (Real Estate)	51,063
101,000	Mitsui OSK Lines Ltd. (Transportation)	726,297
1,473,100	Mizuho Financial Group, Inc. (Banks)	2,912,390
39,000	NEC Corp. (Technology Hardware & Equipment)	117,470
166,000	Nippon Express Co. Ltd. (Transportation)	714,949
17,100	Nippon Paper Group, Inc. (Materials)	439,998
300	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	12,623
25,500	Nissan Motor Co. Ltd. (Automobiles & Components)*	218,982
44,800	Nomura Holdings, Inc. (Diversified Financials)	328,726
98,000	NSK Ltd. (Capital Goods)	775,139
804	NTT DoCoMo, Inc. (Telecommunication Services)	1,223,665
18,700	Oracle Corp. Japan (Software & Services)	867,957
195,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	3,054,176
1,100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	82,307

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
11,300	Sankyo Co. Ltd. (Consumer Durables & Apparel)	$559,410
89,000	Sekisui House Ltd. (Consumer Durables & Apparel)	890,804
13,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	326,580
22,700	Shiseido Co. Ltd. (Household & Personal Products)	493,966
43,700	Stanley Electric Co. Ltd. (Automobiles & Components)	849,959
26,300	Sumitomo Electric Industries Ltd. (Capital Goods)	323,105
123,000	Sumitomo Metal Industries Ltd. (Materials)	372,896
54,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	1,030,420
16,700	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	147,517
26,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,166,899
5,100	The Kansai Electric Power Co., Inc. (Utilities)	116,909
41,300	Tohoku Electric Power Co., Inc (Utilities)	873,673
3,800	Tokio Marine Holdings, Inc. (Insurance)	107,126
65,000	TonenGeneral Sekiyu KK (Energy)	549,355
3,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	27,132
465,000	Tosoh Corp. (Materials)	1,182,631
1,670	USS Co. Ltd. (Retailing)	113,602

		30,361,585

Netherlands — 3.6%
3,688	Corio NV (REIT)	246,119
86,863	ING Groep NV CVA (Diversified Financials)*	860,599
27,414	Koninklijke Philips Electronics NV (Capital Goods)	879,609
34,497	Royal Dutch Shell PLC Class A (Energy)(a)	997,598
26,244	Royal Dutch Shell PLC Class B (Energy)	723,494
52,187	Unilever NV CVA (Food, Beverage & Tobacco)	1,578,803

		5,286,222

Norway — 0.2%
31,800	Orkla ASA (Capital Goods)	281,350
1,950	Yara International ASA (Materials)	84,779

		366,129

Portugal — 0.1%
16,725	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	186,668

Singapore — 1.4%
11,000	Ascendas Real Estate Investment Trust (REIT)	15,082

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
56,000	CapitaLand Ltd. (Real Estate)	$158,551
41,000	CapitaMall Trust (REIT)	51,783
20,000	CapitaMalls Asia Ltd. (Real Estate)*	32,310
1,000	City Developments Ltd. (Real Estate)	7,564
26,000	ComfortDelgro Corp. Ltd. (Transportation)	28,964
41,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	36,242
20,000	DBS Group Holdings Ltd. (Banks)	203,915
6,000	Fraser and Neave Ltd. (Capital Goods)	20,553
247,440	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)*	102,372
5,000	Jardine Cycle & Carriage Ltd. (Retailing)	104,830
31,000	Keppel Corp. Ltd. (Capital Goods)	201,913
44,000	Neptune Orient Lines Ltd. (Transportation)	63,181
8,000	Olam International Ltd. (Food & Staples Retailing)	14,782
56,144	Oversea-Chinese Banking Corp. Ltd. (Banks)	348,920
8,000	SembCorp Industries Ltd. (Capital Goods)	23,555
10,000	SembCorp Marine Ltd. (Capital Goods)	29,878
3,000	Singapore Airlines Ltd. (Transportation)	32,562
12,000	Singapore Exchange Ltd. (Diversified Financials)	65,516
11,000	Singapore Press Holdings Ltd. (Media)	30,008
4,000	Singapore Technologies Engineering Ltd. (Capital Goods)	9,108
98,000	Singapore Telecommunications Ltd. (Telecommunication Services)	221,681
18,000	StarHub Ltd. (Telecommunication Services)	29,460
10,000	United Overseas Bank Ltd. (Banks)	137,035
5,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	23,897

		1,993,662

Spain — 4.3%
10,081	ACS Actividades de Construccion y Servicios SA (Capital Goods)	465,139
81,030	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,108,082
50,648	Banco Popular Espanol SA (Banks)	372,502
228,962	Banco Santander SA (Banks)	3,036,954
11,569	Bankinter SA (Banks)	96,422
22,889	Gestevision Telecinco SA (Media)	359,472
12,100	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	180,696
5,227	Indra Sistemas SA (Software & Services)	107,143
18,812	Repsol YPF SA (Energy)	445,624

		6,172,034

Sweden — 2.2%
7,627	Electrolux AB Class B (Consumer Durables & Apparel)	174,697
5,795	Getinge AB Class B (Health Care Equipment & Services)	138,952

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
2,781	Hennes & Mauritz AB Class B (Retailing)	$180,840
42,669	Nordea Bank AB (Banks)	420,593
27,841	Sandvik AB (Capital Goods)	347,804
74,539	Securitas AB Class B (Commercial & Professional Services)	794,628
64,721	Skandinaviska Enskilda Banken AB Class A (Banks)*	412,254
4,699	Skanska AB Class B (Capital Goods)	85,349
5,110	SSAB AB Class A (Materials)	91,879
2,651	Svenska Handelsbanken AB Class A (Banks)	77,783
11,200	Swedbank AB Class A (Banks)*	114,702
4,216	Swedish Match AB (Food, Beverage & Tobacco)	100,751
10,525	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	110,365
13,998	Volvo AB Class B (Capital Goods)	140,864

		3,191,461

Switzerland — 7.7%
5,016	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	194,497
36,067	Credit Suisse Group AG (Registered) (Diversified Financials)	1,856,455
4,259	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	347,899
37,977	Nestle SA (Registered) (Food, Beverage & Tobacco)(b)	1,946,018
5,238	Nobel Biocare Holding AG (Registered) (Health Care Equipment & Services)	139,952
26,788	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,449,069
4,632	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	752,285
14,026	Swiss Reinsurance Co. Ltd. (Registered) (Insurance)*	688,192
2,567	The Swatch Group AG (Consumer Durables & Apparel)	818,602
1,390	The Swatch Group AG (Registered) (Consumer Durables & Apparel)	82,725
41,963	UBS AG (Registered) (Diversified Financials)*	682,650
17,107	Xstrata PLC (Materials)*	323,773
7,325	Zurich Financial Services AG (Insurance)	1,878,817

		11,160,934

United Kingdom — 18.7%
14,325	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	638,692
16,081	Aviva PLC (Insurance)	93,943
114,300	BAE Systems PLC (Capital Goods)	644,410
78,040	Balfour Beatty PLC (Capital Goods)	346,609
273,271	Barclays PLC (Banks)	1,488,012
94,589	BHP Billiton PLC (Materials)(a)	3,232,867

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
80,377	BP PLC ADR (Energy)(a)	$4,587,115
35,570	British American Tobacco PLC (Food, Beverage & Tobacco)(a)(b)	1,226,293
16,648	Bunzl PLC (Capital Goods)	182,205
2,851	Burberry Group PLC (Consumer Durables & Apparel)	30,899
292,181	Cable & Wireless Communications PLC (Telecommunication Services)	245,413
292,181	Cable & Wireless Worldwide (Telecommunication Services)*	407,914
9,555	Compass Group PLC (Consumer Services)	76,279
8,497	Diageo PLC (Food, Beverage & Tobacco)(a)	142,859
135,464	Drax Group PLC (Utilities)	768,731
3,329	Eurasian Natural Resources Corp. (Materials)	60,152
63,869	Firstgroup PLC (Transportation)	347,852
53,653	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,066,713
131,843	Home Retail Group PLC (Retailing)	542,450
216,980	HSBC Holdings PLC (Banks)	2,198,857
4,466	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	136,264
23,270	J Sainsbury PLC (Food & Staples Retailing)	115,765
5,414	Kazakhmys PLC (Materials)*	125,150
11,335	Land Securities Group PLC (REIT)	116,552
92,584	Lloyds Banking Group PLC (Banks)*	87,914
264,014	Man Group PLC (Diversified Financials)	966,448
2,379	Pearson PLC (Media)	37,296
47,797	Prudential PLC (Insurance)	395,408
35,884	Reed Elsevier PLC (Media)	285,817
4,624	Rio Tinto PLC (Materials)	273,366
413,681	Royal Bank of Scotland Group PLC (Banks)*	274,037
26,084	RSA Insurance Group PLC (Insurance)	50,498
20,099	Scottish & Southern Energy PLC (Utilities)	336,075
25,109	Segro PLC (REIT)	121,984
2,091	Severn Trent PLC (Utilities)	37,913
169,894	Standard Life PLC (Insurance)	515,978
11,221	The British Land Co. PLC (REIT)	81,790
62,684	The Sage Group PLC (Software & Services)	227,585
25,204	TUI Travel PLC (Consumer Services)	115,466
33,125	Unilever PLC (Food, Beverage & Tobacco)(b)	969,723
15,539	United Utilities Group PLC (Utilities)	131,905
3,255	Vedanta Resources PLC (Materials)	137,048
65,488	Vodafone Group PLC ADR (Telecommunication Services)(a)	1,525,216
60,636	WPP PLC (Media)	627,450

		27,020,913

TOTAL COMMON STOCKS		$137,496,157

		Expiration
Units	Description	Month	Value
Rights* — 0.0%
Australia — 0.0%
648	Lend Lease Group (Real Estate)	04/10	$566

Germany — 0.0%
1,461	Volkswagen AG (Automobiles & Components)	04/10	908

TOTAL RIGHTS			$1,474

Shares	Rate	Value
Short-term Investment(c) — 1.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
2,449,758	0.031%	$2,449,758

TOTAL INVESTMENTS — 96.7%		$139,947,389

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.3%		4,766,063

NET ASSETS — 100.0%		$144,713,452

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) A portion of this security is held as collateral for call options written.
(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of	Expiration	Current	Unrealized
Type	Contracts Long	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	78	June 2010	$3,003,549	$9,989
FTSE 100 Index	16	June 2010	1,362,229	(568)
TOPIX Index	12	June 2010	1,254,680	46,157

TOTAL				$55,578

WRITTEN OPTIONS — For the period ended March 31, 2010, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2009	479	$996,829

Contracts written	1,297	1,475,582
Contracts expired	(479)	(996,829)

Contracts Outstanding March 31, 2010	1,297	$1,475,582

At March 31, 2010, the Fund had outstanding written options as follows:

	Number of	Exercise		Expiration
Call Options	Contracts	Rate		Month	Value

Dow Jones EURO STOXX 50 Index	974	EUR	2,950	June 2010	(766,956)
FTSE 100 Index	173	GBP	5,700	June 2010	$(332,097)
Nikkei-225 Stock Average	150	JPY	11,000	June 2010	(677,655)

Total (Premiums Received $1,475,582)	1,297				$(1,776,708)

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$132,708,584

Gross unrealized gain	9,509,266
Gross unrealized loss	(2,270,461)

Net unrealized security gain	$7,238,805

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Automobiles & Components — 0.4%
5,978	Autoliv, Inc.*	$308,046
7,925	Drew Industries, Inc.*	174,508
31,690	Spartan Motors, Inc.	177,464
8,640	Stoneridge, Inc.*	85,450
11,090	Thor Industries, Inc.	335,029

		1,080,497

Banks — 4.6%
79,642	BB&T Corp.	2,579,604
26,034	CVB Financial Corp.(a)	258,518
99,367	Hudson City Bancorp, Inc.	1,407,037
89,372	International Bancshares Corp.	2,054,662
27,818	Marshall & Ilsley Corp.	223,935
1,028	PNC Financial Services Group, Inc.	61,371
79,369	Popular, Inc.*	230,964
14,407	Susquehanna Bancshares, Inc.	141,333
75,476	U.S. Bancorp	1,953,319
14,635	Washington Federal, Inc.	297,383
81,195	Wells Fargo & Co.	2,526,788
7,390	Wilshire Bancorp, Inc.(a)	81,512

		11,816,426

Capital Goods — 6.9%
3,854	3M Co.	322,079
3,007	Astec Industries, Inc.*	87,083
5,931	Cooper Industries PLC Class A	284,332
19,900	Cummins, Inc.	1,232,805
22,216	Eaton Corp.	1,683,306
15,674	Emerson Electric Co.	789,029
159,645	General Electric Co.	2,905,539
7,662	Graham Corp.	137,839
17,547	Honeywell International, Inc.	794,353
1,177	Hubbell, Inc. Class B	59,356
8,002	Ingersoll-Rand PLC	279,048
1,425	Lincoln Electric Holdings, Inc.	77,420
17,517	Lockheed Martin Corp.	1,457,765
21,141	Mueller Industries, Inc.	566,367
840	NACCO Industries, Inc. Class A	62,286
4,898	Navistar International Corp.*	219,088
57,221	Northrop Grumman Corp.	3,751,981
8,341	Parker Hannifin Corp.	539,996
42,348	Quanex Building Products Corp.	700,013
3,852	Raytheon Co.	220,026
2,051	Rockwell Automation, Inc.	115,594
6,359	Tecumseh Products Co. Class A*	78,025
21,316	Timken Co.	639,693
12,691	Tredegar Corp.	216,762
27,131	Trinity Industries, Inc.(a)	541,535

		17,761,320

Commercial & Professional Services — 0.5%
1,907	Consolidated Graphics, Inc.*	78,969
6,701	Kelly Services, Inc. Class A*	111,639
3,080	Manpower, Inc.	175,930
38,581	R.R. Donnelley & Sons Co.	823,704
14,930	The Standard Register Co.	79,875

		1,270,117

Shares	Description	Value
Common Stocks — (continued)
Consumer Durables & Apparel — 1.9%
2,509	Blyth, Inc.	$78,406
18,854	Callaway Golf Co.	166,292
3,651	Columbia Sportswear Co.	191,787
3,575	CSS Industries, Inc.	71,858
46,899	Eastman Kodak Co.*	271,545
7,756	Ethan Allen Interiors, Inc.	160,006
2,230	M.D.C. Holdings, Inc.	77,180
20,807	M/I Homes, Inc.*	304,823
3,961	Maidenform Brands, Inc.*	86,548
11,560	Mohawk Industries, Inc.*	628,633
21,769	Movado Group, Inc.*	245,554
40,508	Nautilus, Inc.*	122,334
21,589	Perry Ellis International, Inc.*	488,991
8,966	RC2 Corp.*	134,221
17,675	Skechers U.S.A., Inc. Class A*	641,956
12,526	Standard Pacific Corp.*	56,618
13,106	Whirlpool Corp.	1,143,499

		4,870,251

Consumer Services — 1.4%
20,482	Apollo Group, Inc. Class A*	1,255,342
3,599	Carnival Corp.	139,929
3,187	Hillenbrand, Inc.	70,082
1,966	Matthews International Corp. Class A	69,793
5,755	McDonald’s Corp.	383,974
4,613	Papa John’s International, Inc.*	118,600
10,385	Regis Corp.	193,992
54,316	Starbucks Corp.*	1,318,249
14,473	Wendy’s/Arby’s Group, Inc. Class A	72,365

		3,622,326

Diversified Financials — 5.3%
70,114	Advance America, Cash Advance Centers, Inc.	408,063
24,788	Allied Capital Corp.*	123,196
65,983	American Capital Ltd.*	335,194
6,440	Ameriprise Financial, Inc.	292,118
12,027	Ares Capital Corp.	178,481
12,704	Artio Global Investors, Inc.	314,297
152,718	Bank of America Corp.	2,726,016
34,723	BlackRock Kelso Capital Corp.	345,841
49,094	Capital One Financial Corp.	2,032,983
7,218	Cash America International, Inc.	284,967
1,369	CME Group, Inc.	432,755
5,045	Compass Diversified Holdings	76,987
39,442	CompuCredit Holdings Corp.(a)	203,521
856	Diamond Hill Investment Group, Inc.	58,722
7,185	Hercules Technology Growth Capital, Inc.	76,089
3,415	Investment Technology Group, Inc.*	56,996
28,824	JPMorgan Chase & Co.	1,289,874
3,662	Moody’s Corp.	108,944
8,079	NGP Capital Resources Co.	68,833
11,491	PHH Corp.*	270,843
10,126	State Street Corp.	457,088
18,015	T. Rowe Price Group, Inc.(a)	989,564

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
81,956	The Bank of New York Mellon Corp.	$2,530,801

		13,662,173

Energy — 10.1%
19,311	Baker Hughes, Inc.	904,527
47,588	Chevron Corp.	3,608,598
38,055	Complete Production Services, Inc.*	439,535
122,883	ConocoPhillips	6,287,923
59,633	Devon Energy Corp.	3,842,154
25,990	Exterran Holdings, Inc.*	628,178
72,577	Exxon Mobil Corp.	4,861,207
13,585	Halliburton Co.	409,316
6,301	Helix Energy Solutions Group, Inc.*	82,102
7,820	Oil States International, Inc.*	354,559
17,299	RPC, Inc.(a)	192,538
35,514	Sunoco, Inc.	1,055,121
73,788	USEC, Inc.*	425,757
140,588	Valero Energy Corp.	2,769,584
5,540	World Fuel Services Corp.(a)	147,586

		26,008,685

Food & Staples Retailing — 1.5%
3,111	Nash Finch Co.	104,685
45,331	SUPERVALU, Inc.	756,121
52,930	Wal-Mart Stores, Inc.	2,942,908
10,343	Winn-Dixie Stores, Inc.*	129,184

		3,932,898

Food, Beverage & Tobacco — 5.8%
68,753	Altria Group, Inc.	1,410,811
43,394	Archer-Daniels-Midland Co.	1,254,087
31,988	Dole Food Co., Inc.*(a)	379,058
12,223	Fresh Del Monte Produce, Inc.*	247,516
8,352	Lancaster Colony Corp.	492,434
45,889	Lorillard, Inc.	3,452,688
76,876	PepsiCo, Inc.	5,086,116
4,599	Philip Morris International, Inc.	239,884
4,935	The Coca-Cola Co.	271,425
100,412	Tyson Foods, Inc. Class A	1,922,890

		14,756,909

Health Care Equipment & Services — 4.4%
6,238	ABIOMED, Inc.*	64,438
7,719	Becton, Dickinson and Co.	607,717
155,037	Boston Scientific Corp.*	1,119,367
92,426	Cardinal Health, Inc.	3,330,109
52,919	CareFusion Corp.*	1,398,649
34,947	HealthSpring, Inc.*	615,067
13,141	Hill-Rom Holdings, Inc.	357,567
4,035	Humana, Inc.*	188,717
10,320	McKesson Corp.	678,230
23,250	Medco Health Solutions, Inc.*	1,501,020
6,112	Molina Healthcare, Inc.*	153,839
3,713	STERIS Corp.	124,980
7,152	Universal American Corp.*	110,141
16,292	WellPoint, Inc.*	1,048,879

		11,298,720

Shares	Description	Value
Common Stocks — (continued)
Household & Personal Products — 1.8%
67,287	American Oriental Bioengineering, Inc.*(a)	$274,531
5,388	Inter Parfums, Inc.	79,850
3,305	Kimberly-Clark Corp.	207,818
2,332	NBTY, Inc.*	111,889
6,044	Oil-Dri Corp of America	116,831
70,949	Prestige Brands Holdings, Inc.*	638,541
51,251	The Procter & Gamble Co.	3,242,651

		4,672,111

Insurance — 1.6%
8,727	American Equity Investment Life Holding Co.	92,943
21,823	Assurant, Inc.	750,275
3,651	Cincinnati Financial Corp.	105,514
15,741	CNA Financial Corp.*	420,599
31,110	Conseco, Inc.*	193,504
3,587	Endurance Specialty Holdings Ltd.	133,257
20,172	MBIA, Inc.*(a)	126,478
4,006	Mercury General Corp.	175,142
3,774	Presidential Life Corp.	37,627
13,567	Torchmark Corp.	725,970
17,053	Unitrin, Inc.	478,337
38,693	Unum Group	958,426

		4,198,072

Materials — 4.0%
60,498	Alcoa, Inc.	861,492
8,673	Bemis Co., Inc.	249,089
2,668	CF Industries Holdings, Inc.	243,268
4,897	Clearwater Paper Corp.*	241,177
13,258	E.I. du Pont de Nemours & Co.	493,728
24,585	International Paper Co.	605,037
12,816	Kaiser Aluminum Corp.	494,313
22,273	Louisiana-Pacific Corp.*	201,571
3,572	Lubrizol Corp.	327,624
27,943	MeadWestvaco Corp.	713,944
1,773	Minerals Technologies, Inc.	91,912
4,891	Monsanto Co.	349,315
9,798	Newmont Mining Corp.	499,012
50,891	Nucor Corp.	2,309,434
5,590	Olympic Steel, Inc.	182,514
4,971	OM Group, Inc.*	168,417
4,045	Reliance Steel & Aluminum Co.	199,135
1,118	Stepan Co.	62,485
29,775	Stillwater Mining Co.*(a)	386,479
22,172	The Dow Chemical Co.	655,626
5,463	The Scotts Miracle-Gro Co. Class A	253,210
10,272	Wausau Paper Corp.*	87,723
16,731	Westlake Chemical Corp.	431,492
6,872	Worthington Industries, Inc.	118,817
4,840	Zep, Inc.	105,899

		10,332,713

Media — 4.0%
6,623	Ascent Media Corp. Class A*	180,477
29,788	Comcast Corp. Class A	560,610
28,406	Comcast Corp. Special Class A	510,456

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
7,478	Harte-Hanks, Inc.	$96,167
11,275	Liberty Media Corp. – Starz Series A*	616,517
35,614	Live Nation Entertainment, Inc.*	516,403
9,962	News Corp. Class B(a)	169,454
11,476	Scholastic Corp.	321,328
101,497	Scripps Networks Interactive, Inc. Class A	4,501,392
1,141	The Washington Post Co. Class B	506,809
77,105	Time Warner, Inc.	2,411,073

		10,390,686

Pharmaceuticals, Biotechnology & Life Sciences — 8.8%
42,385	Amgen, Inc.*(b)	2,532,928
9,533	Amylin Pharmaceuticals, Inc.*	214,397
17,080	Biogen Idec, Inc.*	979,709
21,341	Celgene Corp.*	1,322,288
4,901	Cephalon, Inc.*	332,190
6,584	Cubist Pharmaceuticals, Inc.*	148,403
129,162	Eli Lilly & Co.	4,678,248
19,021	Emergent Biosolutions, Inc.*	319,362
17,338	Exelixis, Inc.*	105,242
3,519	Forest Laboratories, Inc.*	110,356
22,859	Genzyme Corp.*	1,184,782
12,128	Gilead Sciences, Inc.*	551,581
5,314	King Pharmaceuticals, Inc.*	62,493
88,140	Merck & Co., Inc.	3,292,029
383,354	Pfizer, Inc.	6,574,521
1,401	Watson Pharmaceuticals, Inc.*	58,520

		22,467,049

Real Estate Investment Trust — 4.2%
837	Alexandria Real Estate Equities, Inc.	56,581
34,852	AvalonBay Communities, Inc.(b)	3,009,470
8,099	BRE Properties, Inc.	289,539
4,142	Extra Space Storage, Inc.	52,521
7,037	Federal Realty Investment Trust	512,364
6,280	Franklin Street Properties Corp.	90,620
10,102	Highwoods Properties, Inc.	320,536
20,346	Plum Creek Timber Co., Inc.(a)	791,663
2,168	Potlatch Corp.	75,967
20,870	Public Storage, Inc.	1,919,831
43,302	Simon Property Group, Inc.	3,633,114

		10,752,206

Retailing — 3.3%
5,102	99 Cents Only Stores*	83,163
3,882	Amazon.com, Inc.*	526,904
20,880	Best Buy Co., Inc.	888,235
7,001	Big Lots, Inc.*	254,976
24,100	Brown Shoe Co., Inc.	373,068
5,869	Carmax, Inc.*	147,429
1,902	Core-Mark Holding Co., Inc.*	58,220
24,581	Dillard’s, Inc. Class A(a)	580,112
1,526	Dollar Tree, Inc.*	90,370
12,033	DSW, Inc. Class A*	307,202
7,701	Family Dollar Stores, Inc.	281,934

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
35,607	Fred’s, Inc. Class A	$426,572
4,574	Genesco, Inc.*	141,840
19,913	Macy’s, Inc.	433,506
4,203	Netflix, Inc.*(a)	309,929
6,109	OfficeMax, Inc.*	100,310
16,481	Pier 1 Imports, Inc.*	104,984
3,677	Rue21, Inc.*	127,482
5,954	Shoe Carnival, Inc.*	136,108
5,697	Shutterfly, Inc.*	137,241
3,094	The Cato Corp. Class A	66,335
66,487	The TJX Companies, Inc.	2,827,027

		8,402,947

Semiconductors & Semiconductor Equipment — 4.3%
160,991	Integrated Device Technology, Inc.*	986,875
334,943	Intel Corp.	7,455,831
13,469	Sigma Designs, Inc.*	157,991
75,043	Silicon Image, Inc.*	226,630
23,149	Silicon Storage Technology, Inc.*	70,373
69,353	Texas Instruments, Inc.	1,697,068
34,825	Zoran Corp.*	374,717

		10,969,485

Software & Services — 7.4%
19,971	Accenture PLC Class A	837,783
14,854	Activision Blizzard, Inc.	179,139
21,970	Adobe Systems, Inc.*	777,079
49,150	AOL, Inc.*	1,242,512
31,758	Blackbaud, Inc.	799,984
50,717	Ciber, Inc.*	189,682
8,392	CommVault Systems, Inc.*	179,169
13,265	eBay, Inc.*	357,492
7,007	ExlService Holdings, Inc.*	116,877
2,248	Google, Inc. Class A*	1,274,638
14,206	Heartland Payment Systems, Inc.	264,232
15,576	Internap Network Services Corp.*	87,226
1,232	Mantech International Corp. Class A*	60,159
65,749	Marchex, Inc. Class B	335,977
2,793	MAXIMUS, Inc.	170,177
169,162	Microsoft Corp.	4,951,372
1,278	MicroStrategy, Inc. Class A*	108,719
24,006	Ness Technologies, Inc.*	151,478
163,530	Oracle Corp.	4,201,086
52,407	RealNetworks, Inc.*	253,126
4,085	RightNow Technologies, Inc.*	72,958
5,008	Rosetta Stone, Inc.*	119,090
6,659	Sonic Solutions, Inc.*	62,395
61,041	Symantec Corp.*	1,032,814
10,111	TeleTech Holdings, Inc.*	172,696
9,043	ValueClick, Inc.*	91,696
37,621	VeriFone Holdings, Inc.*(a)	760,320
5,460	Yahoo!, Inc.*	90,254

		18,940,130

Technology Hardware & Equipment — 6.4%
11,805	Agilysys, Inc.	131,862
80,247	Cisco Systems, Inc.*	2,088,829
12,943	Daktronics, Inc.	98,626

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
28,835	Electronics for Imaging, Inc.*	$335,351
121,302	Flextronics International Ltd.*	951,008
20,204	Hutchinson Technology, Inc.*	126,073
65,199	Imation Corp.*	717,841
26,991	Ingram Micro, Inc. Class A*	473,692
10,279	Insight Enterprises, Inc.*	147,606
14,355	Isilon Systems, Inc.*	123,596
4,317	Jabil Circuit, Inc.	69,892
12,966	Lexmark International, Inc. Class A*	467,813
64,189	Power-One, Inc.*(a)	270,878
16,719	QUALCOMM, Inc.	702,031
134,766	Quantum Corp.*	354,435
10,512	SanDisk Corp.*	364,031
213,719	Seagate Technology*	3,902,509
14,960	Tech Data Corp.*	626,824
18,817	Technitrol, Inc.	99,354
4,326	Tekelec*	78,560
43,763	Tyco Electronics Ltd.	1,202,607
70,994	Western Digital Corp.*	2,768,056
24,236	Xerox Corp.	236,301

		16,337,775

Telecommunication Services — 2.5%
68,910	AT&T, Inc.	1,780,635
2,561	CenturyTel, Inc.	90,813
24,200	Telephone & Data Systems, Inc.	819,170
13,144	U.S. Cellular Corp.*	543,899
36,184	USA Mobility, Inc.*	458,451
91,114	Verizon Communications, Inc.	2,826,356

		6,519,324

Transportation — 4.0%
4,542	Alaska Air Group, Inc.*	187,267
46,836	Allegiant Travel Co.*(a)	2,709,931
6,349	Celadon Group, Inc.*	88,505
31,909	FedEx Corp.	2,980,301
5,450	J.B. Hunt Transport Services, Inc.	195,546
43,119	Pacer International, Inc.*	259,576
14,316	SkyWest, Inc.	204,432
32,637	Southwest Airlines Co.	431,461
19,656	United Parcel Service, Inc. Class B	1,266,043
79,565	Werner Enterprises, Inc.(a)	1,843,521

		10,166,583

Utilities — 2.6%
5,250	Ameren Corp.	136,920
29,575	Black Hills Corp.	897,601
8,148	Constellation Energy Group, Inc.	286,076
31,448	Dominion Resources, Inc.	1,292,827
20,678	Duke Energy Corp.	337,465
3,238	Edison International	110,643
22,844	Exelon Corp.	1,000,796
7,541	FirstEnergy Corp.	294,778
5,082	FPL Group, Inc.	245,613
25,617	Integrys Energy Group, Inc.	1,213,734
15,578	NiSource, Inc.	246,132
6,633	Pepco Holdings, Inc.	113,756
4,235	Questar Corp.	182,952

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
7,584	Southwest Gas Corp.	$226,913

		6,586,206

TOTAL COMMON STOCKS		$250,815,609

Shares	Rate	Value
Short-term Investment(c) — 3.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
8,425,291	0.031%	$8,425,291

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$259,240,900

Securities Lending Reinvestment Vehicle(c)(d) — 3.1%
Boston Global Investment Trust — Enhanced Portfolio II
7,960,626	0.043%	$7,968,587

TOTAL INVESTMENTS — 104.1%		$267,209,487

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(10,503,788)

NET ASSETS — 100.0%		$256,705,699

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of	Expiration	Current	Unrealized
Type	Contracts Long	Date	Value	Gain (Loss)

Russell 2000 Mini Index	7	June 2010	$473,970	$2,932
S&P 500 E-mini Index	93	June 2010	5,418,180	68,027

TOTAL				$70,959

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$232,219,550

Gross unrealized gain	35,331,302
Gross unrealized loss	(341,365)

Net unrealized security gain	$34,989,937

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.5%
Australia — 8.4%
11,253	AGL Energy Ltd. (Utilities)	$155,062
12,613	Alumina Ltd. (Materials)	19,772
38,126	Australia & New Zealand Banking Group Ltd. (Banks)	886,141
61,539	Bendigo and Adelaide Bank Ltd. (Banks)	564,174
58,988	BHP Billiton Ltd. (Materials)	2,366,111
27,442	BlueScope Steel Ltd. (Materials)*	73,167
19,812	Caltex Australia Ltd. (Energy)	205,257
6,080	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	62,724
17,048	Commonwealth Bank of Australia (Banks)	879,217
6,539	Computershare Ltd. (Software & Services)	75,030
15,465	Fairfax Media Ltd. (Media)	25,515
185,856	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	243,370
88,264	GPT Group (REIT)	46,538
79,394	Incitec Pivot Ltd. (Materials)	252,230
4,888	Macquarie Group Ltd. (Diversified Financials)	211,389
216,845	MAp Group (Transportation)	614,141
27,460	Metcash Ltd. (Food & Staples Retailing)	104,228
29,268	Mirvac Group (REIT)	39,544
25,260	National Australia Bank Ltd. (Banks)	637,337
69,827	OZ Minerals Ltd. (Materials)*	73,434
17,578	Qantas Airways Ltd. (Transportation)*	45,724
1,346	QBE Insurance Group Ltd. (Insurance)	25,695
6,076	Rio Tinto Ltd. (Materials)	436,481
2,479	Sims Metal Management Ltd. (Materials)	48,850
60,589	Suncorp-Metway Ltd. (Insurance)	474,180
5,934	Tabcorp Holdings Ltd. (Consumer Services)	37,525
239,629	Tatts Group Ltd. (Consumer Services)	540,564
8,463	Toll Holdings Ltd. (Transportation)	57,550
11,054	Wesfarmers Ltd. (Food & Staples Retailing)	322,100
1,898	Wesfarmers Ltd. (Price Protected Shares) (Food & Staples Retailing)	55,447
49,263	Westfield Group (REIT)	544,359
23,434	Westpac Banking Corp. (Banks)	597,849
2,925	Woodside Petroleum Ltd. (Energy)	125,878
1,869	Woolworths Ltd. (Food & Staples Retailing)	48,006
6,247	WorleyParsons Ltd. (Energy)	145,790

		11,040,379

Austria — 0.4%
5,338	OMV AG (Energy)	200,137
5,716	Raiffeisen International Bank Holding AG (Banks)(a)	271,539

		471,676

Belgium — 0.4%
4,073	Delhaize Group SA (Food & Staples Retailing)	326,898
4,305	KBC GROEP NV (Banks)*	207,350

Shares	Description	Value
Common Stocks — (continued)
Belgium — (continued)
1,271	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	$54,226

		588,474

Bermuda — 0.1%
5,400	Seadrill Ltd. (Energy)	126,373

China — 0.1%
75,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	78,969

Denmark — 0.5%
15	A.P. Moller — Maersk A/S Class A (Transportation)	109,143
22,894	DSV A/S (Transportation)	408,776
1,193	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	92,094

		610,013

Finland — 1.7%
18,350	Elisa Oyj Class A (Telecommunication Services)*	378,205
14,266	Kesko Oyj Class B (Food & Staples Retailing)(a)	561,527
74,775	Nokia Oyj (Technology Hardware & Equipment)	1,165,302
5,625	Sampo Oyj Class A (Insurance)(a)	149,122

		2,254,156

France — 9.9%
4,951	Accor SA (Consumer Services)	273,968
3,848	Alstom SA (Capital Goods)	239,591
1,593	Atos Origin SA (Software & Services)*	80,013
21,200	AXA SA (Insurance)	470,319
19,299	BNP Paribas (Banks)	1,479,202
923	Casino Guichard Perrachon SA (Food & Staples Retailing)	78,007
1,451	Christian Dior SA (Consumer Durables & Apparel)	154,677
2,501	Compagnie de Saint-Gobain (Capital Goods)	120,107
7,220	Compagnie Generale de Geophysique-Veritas (Energy)*	204,426
9,557	France Telecom SA (Telecommunication Services)	228,916
23,588	GDF Suez (Utilities)	911,836
517	Gecina SA (REIT)	57,225
406	ICADE (REIT)	45,254
1,591	Lagardere S.C.A. (Media)	64,312
3,426	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	400,229
1,215	Pernod-Ricard SA (Food, Beverage & Tobacco)	103,093
3,371	PSA Peugeot Citroen SA (Automobiles & Components)*	99,032
940	Renault SA (Automobiles & Components)*	43,919
6,913	Safran SA (Capital Goods)	180,109

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
37,543	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(b)	$2,801,771
13,468	Schneider Electric SA (Capital Goods)	1,573,460
2,623	Societe Generale (Banks)	164,618
4,509	Technip SA (Energy)	366,012
6,639	Thales SA (Capital Goods)	266,576
24,725	Total SA (Energy)	1,434,988
1,253	Unibail-Rodamco SE (REIT)	253,669
34,415	Vivendi SA (Media)	920,275

		13,015,604

Germany — 7.7%
17,616	Adidas AG (Registered) (Consumer Durables & Apparel)	941,799
7,722	Allianz SE (Registered) (Insurance)	966,462
7,632	BASF SE (Materials)	472,403
1,341	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	90,611
4,234	Daimler AG (Registered) (Automobiles & Components)	199,001
5,810	Deutsche Bank AG (Registered) (Diversified Financials)	445,996
2,439	Deutsche Lufthansa AG (Registered) (Transportation)	40,425
43,911	Deutsche Telekom AG (Registered) (Telecommunication Services)	593,400
38,592	E.ON AG (Utilities)	1,426,769
16,641	Henkel AG & Co. KGaA (Household & Personal Products)	770,327
1,537	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	249,327
9,985	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	609,810
2,316	Salzgitter AG (Materials)	214,591
3,224	SAP AG (Software & Services)	156,086
10,524	Siemens AG (Registered) (Capital Goods)	1,051,526
152,085	TUI AG (Consumer Services)*	1,706,870
2,313	Volkswagen AG (Automobiles & Components)	223,544

		10,158,947

Greece — 0.0%
2,419	Public Power Corp. SA (Utilities)*	42,485

Hong Kong — 2.3%
1,100	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	10,402
61,000	BOC Hong Kong (Holdings) Ltd. (Banks)	145,142
27,000	Cheung Kong Holdings Ltd. (Real Estate)	347,194
3,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	11,605
16,500	CLP Holdings Ltd. (Utilities)	117,932
41,667	Esprit Holdings Ltd. (Retailing)	328,383

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
6,000	Hang Lung Properties Ltd. (Real Estate)	$24,142
5,700	Hang Seng Bank Ltd. (Banks)	79,309
18,000	Hong Kong & China Gas Co. Ltd. (Utilities)	44,848
32,500	Hong Kong Electric Holdings Ltd. (Utilities)	192,758
8,000	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	133,215
8,500	Hopewell Holdings Ltd. (Real Estate)	25,157
32,000	Hutchison Whampoa Ltd. (Capital Goods)	233,706
68,399	Hysan Development Co. Ltd. (Real Estate)	197,548
4,000	Li & Fung Ltd. (Retailing)	19,672
153,000	New World Development Ltd. (Real Estate)	298,768
15,399	Noble Group Ltd. (Capital Goods)	33,622
45,608	NWS Holdings Ltd. (Capital Goods)	90,919
8,500	Orient Overseas International Ltd. (Transportation)	62,900
8,000	Sino Land Co. Ltd. (Real Estate)	15,638
2,000	Sun Hung Kai Properties Ltd. (Real Estate)	30,012
27,500	Swire Pacific Ltd. Class A (Diversified)	330,542
5,000	Television Broadcasts Ltd. (Media)	24,205
26,651	The Link Real Estate Investment Trust (REIT)	65,669
23,000	Wheelock & Co. Ltd. (Real Estate)	67,727
16,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	57,378

		2,988,393

Ireland — 0.6%
23,880	Kerry Group PLC Class A (Food, Beverage & Tobacco)	742,276

Italy — 3.0%
14,424	Assicurazioni Generali SpA (Insurance)	346,390
26,296	Banco Popolare Societa Cooperativa (Banks)*	182,547
107,027	Enel SpA (Utilities)	598,167
4,645	Eni SpA (Energy)	108,954
3,903	Exor SpA (Diversified Financials)	67,814
34,068	Finmeccanica SpA (Capital Goods)	454,592
87,935	Intesa Sanpaolo SpA (Banks)*	327,476
242,650	Parmalat SpA (Food, Beverage & Tobacco)	664,683
230,335	Telecom Italia SpA (Telecommunication Services)	331,175
123,828	UniCredit SpA (Banks)*	365,113
33,986	Unione di Banche Italiane ScpA (Banks)	458,429

		3,905,340

Japan — 21.5%
8,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	79,318
72,000	Amada Co. Ltd. (Capital Goods)	604,646
15,000	Asahi Kasei Corp. (Materials)	80,804

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
22,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$822,266
19,900	Brother Industries Ltd. (Technology Hardware & Equipment)	241,046
25,700	Canon, Inc. (Technology Hardware & Equipment)	1,188,760
111	Central Japan Railway Co. (Transportation)	846,137
9,800	Credit Saison Co. Ltd. (Diversified Financials)	152,085
56,400	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	517,505
8,200	Daito Trust Construction Co. Ltd. (Real Estate)	396,494
15,000	Daiwa House Industry Co. Ltd. (Real Estate)	169,546
11,000	Daiwa Securities Group, Inc. (Diversified Financials)	57,977
6,700	Denso Corp. (Automobiles & Components)	199,957
3,100	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*	61,176
55,000	Fuji Electric Holdings Co. Ltd. (Capital Goods)	150,256
59,000	Fuji Heavy Industries Ltd. (Automobiles & Components)*	306,130
209	Fuji Media Holdings, Inc. (Media)	309,967
1,500	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	51,668
52,000	Fukuoka Financial Group, Inc. (Banks)	221,274
111,000	Hitachi Ltd. (Technology Hardware & Equipment)*	412,988
49,600	Honda Motor Co. Ltd. (Automobiles & Components)	1,748,335
7	Japan Real Estate Investment Corp. (REIT)	59,728
30	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	111,685
6,900	JFE Holdings, Inc. (Materials)	278,392
19,000	Kaneka Corp. (Materials)	123,283
33,000	Kawasaki Kisen Kaisha Ltd. (Transportation)*	131,830
7,500	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	87,722
18,000	Kubota Corp. (Capital Goods)	164,345
6,000	Kyocera Corp. (Technology Hardware & Equipment)	585,668
7,800	Kyushu Electric Power Co., Inc. (Utilities)	169,911
7,900	Marui Group Co. Ltd. (Retailing)	57,309
12,900	Mitsubishi Corp. (Capital Goods)	338,750
16,000	Mitsubishi Electric Corp. (Capital Goods)	147,317
8,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	48,291

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
10,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	$141,307
92,800	Mitsubishi UFJ Financial Group, Inc. (Banks)	486,425
3,020	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	110,033
19,000	Mitsui & Co. Ltd. (Capital Goods)	319,910
95,000	Mitsui Chemicals, Inc. (Materials)	288,011
41,000	Mitsui OSK Lines Ltd. (Transportation)	294,833
9,500	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	264,203
3,300	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	72,351
174,500	Mizuho Financial Group, Inc. (Banks)	344,995
76,000	NEC Corp. (Technology Hardware & Equipment)	228,916
10,000	NGK Insulators Ltd. (Capital Goods)	204,422
9	Nippon Building Fund, Inc. (REIT)	77,553
132,000	Nippon Express Co. Ltd. (Transportation)	568,513
47,500	Nippon Mining Holdings, Inc. (Energy)	225,625
56,000	Nippon Oil Corp. (Energy)	285,202
3,000	Nippon Paper Group, Inc. (Materials)	77,193
50,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	147,879
29,900	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,258,119
4,000	Nissan Chemical Industries Ltd. (Materials)	55,992
87,200	Nissan Motor Co. Ltd. (Automobiles & Components)*	748,832
38,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	490,755
8,000	Nisshinbo Holdings, Inc. (Consumer Durables & Apparel)	82,951
13,700	Nomura Holdings, Inc. (Diversified Financials)	100,526
4,000	Nomura Real Estate Holdings, Inc. (Real Estate)	61,782
16	NTT Data Corp. (Software & Services)	53,349
4,600	Omron Corp. (Technology Hardware & Equipment)	107,001
79,000	Osaka Gas Co. Ltd. (Utilities)	283,236
9,000	Panasonic Electric Works Co. Ltd. (Capital Goods)	113,771
38,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	595,173
3,100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	231,956
16,500	Sapporo Hokuyo Holdings, Inc. (Banks)	75,451
14,600	Seiko Epson Corp. (Technology Hardware & Equipment)	227,182
15,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	101,709

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
43,000	Sekisui House Ltd. (Consumer Durables & Apparel)	$430,388
21,000	Sharp Corp. (Consumer Durables & Apparel)	262,978
2,200	Shin-Etsu Chemical Co. Ltd. (Materials)	128,032
142,000	Shinsei Bank Ltd. (Banks)(a)	172,123
67,000	Sompo Japan Insurance, Inc. (Insurance)	479,683
16,800	Sony Corp. (Consumer Durables & Apparel)	643,715
57,000	Sumitomo Chemical Co. Ltd. (Materials)	279,090
43,500	Sumitomo Corp. (Capital Goods)	500,927
18,300	Sumitomo Electric Industries Ltd. (Capital Goods)	224,822
10,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	60,336
18,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	609,588
6,000	Suruga Bank Ltd. (Banks)	53,739
5,350	T&D Holdings, Inc. (Insurance)	126,947
17,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	748,577
61,000	The Bank of Yokohama Ltd. (Banks)	299,326
68,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	399,681
11,000	Toho Gas Co. Ltd. (Utilities)	60,062
12,200	Tokio Marine Holdings, Inc. (Insurance)	343,932
59,000	Tokuyama Corp. (Materials)	327,109
64,000	Tokyo Gas Co. Ltd. (Utilities)	282,292
12,600	Tokyo Steel Manufacturing Co. Ltd. (Materials)	157,964
22,000	Tokyo Tatemono Co. Ltd. (Real Estate)	79,285
82,000	Tokyu Land Corp. (Real Estate)	313,876
4,300	Toyo Seikan Kaisha Ltd. (Materials)	76,196
9,300	Toyota Motor Corp. (Automobiles & Components)	373,947
14	West Japan Railway Co. (Transportation)	48,236
10,800	Yamaha Corp. (Consumer Durables & Apparel)	139,627
37,900	Yamaha Motor Co. Ltd. (Automobiles & Components)*	569,361
3,200	Yamato Kogyo Co. Ltd. (Materials)	106,455
28,900	Yokogawa Electric Corp. (Technology Hardware & Equipment)	252,431

		28,198,447

Luxembourg — 0.6%
13,515	ArcelorMittal (Materials)	592,569
1,935	Millicom International Cellular SA SDR (Telecommunication Services)	173,125

		765,694

Netherlands — 3.8%
25,745	Aegon NV (Insurance)*	175,745
1,708	ASML Holding NV (Semiconductors & Semiconductor Equipment)	60,557
10,979	European Aeronautic Defence & Space Co. NV (Capital Goods)	220,552

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
55,428	ING Groep NV CVA (Diversified Financials)*	$549,155
10,458	James Hardie Industries NV CDI (Materials)*	69,670
2,133	Koninklijke Boskalis Westminster NV (Capital Goods)	81,599
34,300	Koninklijke DSM NV (Materials)	1,528,056
33,172	Koninklijke Philips Electronics NV (Capital Goods)(a)	1,064,362
22,255	Royal Dutch Shell PLC Class A (Energy)	643,579
10,982	Royal Dutch Shell PLC Class B (Energy)	302,751
12,075	Unilever NV CVA (Food, Beverage & Tobacco)	365,303

		5,061,329

Norway — 0.5%
12,000	Statoil ASA (Energy)	279,233
25,400	Telenor ASA (Telecommunication Services)*	344,715

		623,948

Portugal — 0.1%
51,433	EDP — Energias de Portugal SA (Utilities)	204,367

Singapore — 1.4%
33,000	Ascendas Real Estate Investment Trust (REIT)	45,245
15,000	CapitaLand Ltd. (Real Estate)	42,469
11,000	CapitaMall Trust (REIT)	13,893
14,000	City Developments Ltd. (Real Estate)	105,893
35,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	30,938
32,000	DBS Group Holdings Ltd. (Banks)	326,264
54,000	Fraser and Neave Ltd. (Capital Goods)	184,978
231,680	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)*	95,852
5,000	Jardine Cycle & Carriage Ltd. (Retailing)	104,830
11,000	Keppel Corp. Ltd. (Capital Goods)	71,647
7,000	Neptune Orient Lines Ltd. (Transportation)	10,052
38,985	Oversea-Chinese Banking Corp. Ltd. (Banks)	242,281
12,000	Singapore Airlines Ltd. (Transportation)	130,247
1,000	Singapore Exchange Ltd. (Diversified Financials)	5,460
31,000	Singapore Press Holdings Ltd. (Media)	84,568
65,000	Singapore Telecommunications Ltd. (Telecommunication Services)	147,033
22,000	StarHub Ltd. (Telecommunication Services)	36,006
9,000	United Overseas Bank Ltd. (Banks)	123,332
12,000	UOL Group Ltd. (Real Estate)	33,403

		1,834,391

Spain — 3.4%
72,794	Banco Bilbao Vizcaya Argentaria SA (Banks)	995,455
17,478	Banco de Sabadell SA (Banks)	96,539

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Spain — (continued)
33,608	Banco Popular Espanol SA (Banks)	$247,177
165,033	Banco Santander SA (Banks)	2,189,000
34,294	Iberdrola SA (Utilities)	290,390
15,840	Repsol YPF SA (Energy)	375,222
12,479	Telefonica SA (Telecommunication Services)	295,684

		4,489,467

Sweden — 2.6%
14,106	Alfa Laval AB (Capital Goods)	207,500
20,629	Nordea Bank AB (Banks)(a)	203,342
15,935	Skanska AB Class B (Capital Goods)	289,431
21,739	SKF AB Class B (Capital Goods)	386,183
4,467	SSAB AB Class A (Materials)(a)	80,318
23,335	Svenska Handelsbanken AB Class A (Banks)	684,672
18,979	Swedbank AB Class A (Banks)*	194,369
12,500	Swedish Match AB (Food, Beverage & Tobacco)	298,716
10,972	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	115,053
138,955	TeliaSonera AB (Telecommunication Services)*	986,640

		3,446,224

Switzerland — 8.3%
57,591	ABB Ltd. (Registered) (Capital Goods)*	1,258,978
5,258	Adecco SA (Registered) (Commercial & Professional Services)(a)	298,505
23,568	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	913,855
7,415	Credit Suisse Group AG (Registered) (Diversified Financials)	381,668
10,348	GAM Holding Ltd. (Diversified Financials)	126,898
15,248	Julius Baer Group Ltd. (Diversified Financials)	551,900
14,280	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,166,472
46,614	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,388,595
13,230	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	715,663
5,967	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	969,104
11,273	Swiss Reinsurance Co. Ltd. (Registered) (Insurance)*	553,114
1,664	Syngenta AG (Registered) (Materials)	462,058
1,077	Synthes, Inc. (Health Care Equipment & Services)	134,555
19,590	UBS AG (Registered) (Diversified Financials)*	318,688
28,314	Xstrata PLC (Materials)*	535,880

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
504	Zurich Financial Services AG (Insurance)	$129,273

		10,905,206

United Kingdom — 19.2%
13,898	Anglo American PLC (Materials)*	604,968
26,446	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,179,116
66,889	Aviva PLC (Insurance)	390,756
115,024	BAE Systems PLC (Capital Goods)	648,492
84,465	Barclays PLC (Banks)	459,928
3,301	BG Group PLC (Energy)	57,166
55,565	BHP Billiton PLC (Materials)	1,899,103
75,362	BP PLC ADR (Energy)(a)(b)	4,300,909
20,159	Compass Group PLC (Consumer Services)	160,933
34,774	Eurasian Natural Resources Corp. PLC (Materials)	628,334
37,381	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,439,916
48,702	Hammerson PLC (REIT)	290,625
39,607	Home Retail Group PLC (Retailing)	162,958
57,068	HSBC Holdings PLC (Banks)	578,322
17,425	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	531,661
13,609	Investec PLC (Diversified Financials)	111,251
232,627	J Sainsbury PLC (Food & Staples Retailing)	1,157,290
1,291	Kazakhmys PLC (Materials)*	29,843
45,375	Kingfisher PLC (Retailing)	147,738
271,179	Legal & General Group PLC (Insurance)	361,608
194,181	Lloyds Banking Group PLC (Banks)*	184,387
123,961	Man Group PLC (Diversified Financials)	453,771
18,966	National Grid PLC (Utilities)	184,622
158,767	Old Mutual PLC (Insurance)*	294,956
1,242	Reckitt Benckiser Group PLC (Household & Personal Products)	68,240
12,278	Rexam PLC (Materials)	54,578
8,695	Rio Tinto PLC (Materials)	514,038
775,350	Royal Bank of Scotland Group PLC (Banks)*	513,620
80,540	Standard Chartered PLC (Banks)	2,195,305
251,261	Thomas Cook Group PLC (Consumer Services)	1,029,303
48,857	Tomkins PLC (Capital Goods)	174,995
89,788	TUI Travel PLC (Consumer Services)	411,342
1,563	Unilever PLC (Food, Beverage & Tobacco)	45,756
83,203	Vodafone Group PLC ADR (Telecommunication Services)(b)	1,937,798
369,653	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,645,566
38,477	WPP PLC (Media)	398,153

		25,247,347

TOTAL COMMON STOCKS		$126,799,505

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

		Expiration
Units	Description	Month	Value
Right* — 0.0%
Germany — 0.0%
2,313	Volkswagen AG
	(Automobiles &
	Components)	04/10	$1,437

Shares	Rate	Value
Short-term Investment(c) — 2.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
2,860,033	0.031%	$2,860,033

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$129,660,975

Securities Lending Reinvestment Vehicle(c)(d) — 4.8%
Boston Global Investment Trust — Enhanced Portfolio II
6,261,717	0.043%	$6,267,979

TOTAL INVESTMENTS — 103.5%		$135,928,954

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(4,626,513)

NET ASSETS — 100.0%		$131,302,441

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For more information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of	Expiration	Current	Unrealized
Type	Contracts Long	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	50	June 2010	$1,925,352	$7,671
FTSE 100 Index	10	June 2010	851,393	3,041
MSCI Singapore Index	1	April 2010	48,608	(637)
SPI 200 Index	3	June 2010	335,791	(1,340)
TSE TOPIX Index	8	June 2010	836,453	37,731

TOTAL				$46,466

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$99,034,143

Gross unrealized gain	36,944,648
Gross unrealized loss	(49,837)

Net unrealized security gain	$36,894,811

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2—Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3—Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of March 31, 2010:

U.S. Equity Dividend and Premium	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$317,352,624	$—	$—
Short-term Investment	13,957,432	—	—
Derivatives	144,374	—	—

Total	331,454,430	$—	$—

Liabilities
Derivatives	$(3,969,975)	$—	$—

International Equity Dividend and Premium	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$8,179,045	$129,318,586 (a)	$—
Short-term Investment	2,449,758	—	—
Derivatives	56,146	—	—

Total	$10,684,949	$129,318,586	$—

Liabilities
Derivatives	$(1,777,276)	$—	$—

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Structured Tax-Managed Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$250,815,609	$—	$—
Securities Lending Reinvestment Vehicle	—	7,968,587	—
Short-term Investment	8,425,291	—	—
Derivatives	70,959	—	—

Total	$259,311,859	$7,968,587	$—

Structured International Tax-Managed Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$7,678,623	$119,122,319 (a)	$—
Securities Lending Reinvestment Vehicle	—	6,267,979	—
Short-term Investment	2,860,033	—	—
Derivatives	48,443	—	—

Total	$10,587,099	$125,390,298	$—

Liabilities
Derivatives	$(1,977)	$—	$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Options —The Funds may write and/or purchase call and put options on futures, currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
     The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest in written options. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
call option. When the Funds write (sell) S&P 500 Index, MSCI EAFE Index or related exchange traded fund (“ETF”) call options, they receive cash but limit their opportunity to profit from an increase in the market value of the applicable index beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly underperform the market. The Funds’ option strategies may not fully protect them against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in their portfolios. The benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in their net asset values.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of March 31, 2010. The values in the table below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

		Derivative	Derivative
Fund	Risk	Assets	Liabilities

U.S. Equity Dividend and Premium	Equity	144,374	(3,969,975)

International Equity Dividend and Premium	Equity	$56,146	$(1,777,276)

Structured Tax-Managed Equity	Equity	70,959	—

Structured International Tax-Managed Equity	Equity	48,443	(1,977)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”) a Delaware statutory trust. The Enhance Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act, as amended (the “Act”) and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	May 28, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	May 28, 2010

* Print the name and title of each signing officer under his or her signature.